DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($)
$ in Millions
	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
DAC:
Balance, beginning of period	$ 1,702	$ 1,096
Additions	575	601
Derecognition	(1,129)
Amortization	(281)	(274)
Net change	(835)	327
Balance, end of period	867	1,423
DSI:
Balance, beginning of period	257	85
Additions	96	96
Derecognition	(246)
Amortization	(5)	(3)
Net change	(155)	93
Balance, end of period	102	178
VOBA asset:
Balance, beginning of period	509	404
Acquisition from business combination	9,276
Additions		36
Amortization	(215)	55
Net change	9,061	(19)
Balance, end of period	9,570	385
Total DAC, DSI and VOBA asset	10,539	1,986
Annuity
DAC:
Balance, beginning of period	1,314	886
Additions	257	253
Derecognition	(1,129)
Amortization	(36)	(34)
Net change	(908)	219
Balance, end of period	406	1,105
DSI:
Balance, beginning of period	257	85
Additions	96	96
Derecognition	(246)
Amortization	(5)	(3)
Net change	(155)	93
Balance, end of period	102	178
VOBA asset:
Balance, beginning of period	40	26
Acquisition from business combination	9,276
Additions		18
Amortization	(134)	1
Net change	9,142	17
Balance, end of period	9,182	43
Total DAC, DSI and VOBA asset	9,690	1,326
Life
DAC:
Balance, beginning of period	217	86
Additions	57	79
Derecognition	0
Amortization	(10)	(7)
Net change	47	72
Balance, end of period	264	158
DSI:
Balance, beginning of period	0	0
Additions	0	0
Derecognition	0
Amortization	0	0
Net change	0	0
Balance, end of period	0	0
VOBA asset:
Balance, beginning of period	301	310
Acquisition from business combination	0
Additions		18
Amortization	(11)	13
Net change	(11)	5
Balance, end of period	290	315
Total DAC, DSI and VOBA asset	554	473
P&C
DAC:
Balance, beginning of period	171	124
Additions	261	269
Derecognition	0
Amortization	(235)	(233)
Net change	26	36
Balance, end of period	197	160
DSI:
Balance, beginning of period	0	0
Additions	0	0
Derecognition	0
Amortization	0	0
Net change	0	0
Balance, end of period	0	0
VOBA asset:
Balance, beginning of period	168	68
Acquisition from business combination	0
Additions		0
Amortization	(70)	41
Net change	(70)	(41)
Balance, end of period	98	27
Total DAC, DSI and VOBA asset	$ 295	$ 187